Loan Level Report
Run Date - 10-06-2020
Seller / Servicer Loan Number	GS Loan Number	Borrower Last Name	Overall Event Level Grade	Final Credit Event	Open Credit Exception(s)	Closed Credit Exception(s)	Final Compliance Event	Open Compliance Exception(s)	Closed Compliance Exception(s)	Subject to Predatory Lending	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance
xxxxxxx	27162583	xxxxxxx	3	N/A			3	* Missing credit report (Lvl 3) "The loan file is missing a credit report." * Note is missing or unexecuted (Lvl 3) "The loan file is missing the Note." * Final 1003 is Missing (Lvl 3) "The loan file is missing a final 1003." * Application Missing (Lvl 3) "The loan file is missing the initial 1003." * Transmittal (1008) is Missing (Lvl 3) "The loan file is missing the 1008."* Missing initial TIL disclosure (Lvl 2) "The loan file is missing the initial TIL and unable to test for timing of disclosure date. The Statute of limitations has expired; downgraded based on Client Compliance Profile."		No	No		Georgia		Cash Out	Primary	xxxxxxx	$88,420.79	$83,132.72
xxxxxxx	27162604	xxxxxxx	3	N/A			3
* Missing credit report (Lvl 3)     "The loan file did not contain a Credit Report."
* Transmittal (1008) is Missing (Lvl 3)     "The loan file is missing the Transmittal (1008)."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file did not contain a Good Faith Estimate."
* Final Application is missing (Lvl 3)     "The loan file did not contain a Final Application."
* Application Missing (Lvl 3)     "The loan file did not contain the initial Application."* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	Yes		Illinois	2/xx/2008	Cash Out	Primary	xxxxxxx	$65,558.75	$66,393.45
xxxxxxx	27162624	xxxxxxx	3	N/A			3
* Final Application is missing (Lvl 3)     "The loan file is missing the final loan application dated 8/22/2006."
* Transmittal (1008) is Missing (Lvl 3)     "The loan is missing the 1008 and loan approval."
* Missing credit report (Lvl 3)     "The loan is missing the credit report."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan is missing the notice of servicing transfer."* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $337,842.10. The disclosed finance charge of $337,730.49 is not considered accurate because it is understated by more than $100. This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. The loan data reflects total fees of $337,730.49 with comparison data of $337,842.10 resulting in an over charge of $111.61. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	Yes		North Carolina	8/xx/2006	Cash Out	Primary	xxxxxxx	$126,205.47	$95,252.28
xxxxxxx	27162654	xxxxxxx	3	N/A			3	* Good Faith Estimate missing or unexecuted (Lvl 3) "The final Good faith Estimate is missing."		No	Yes		Maryland	6/xx/2007	Refinance	Primary	xxxxxxx	$111,000.00	$87,574.97
xxxxxxx	27162662	xxxxxxx	3	N/A			3	* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The loan file is missing the notice of servicing transfer."* Initial Truth in Lending Disclosure is Missing (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."		No	Yes		Illinois	3/xx/2010	Refinance	Primary	xxxxxxx	$203,000.00	$122,522.76
xxxxxxx	27162663	xxxxxxx	3	N/A			3	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "The loan file did not contain an Initial Escrow Account Disclosure."		No	Yes		Florida	8/xx/2006	Cash Out	Primary	xxxxxxx	$200,000.00	$154,293.26
xxxxxxx	27162786	xxxxxxx	3	N/A			3	* Final Application is missing (Lvl 3) "The final application is missing."* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."		No	Yes		Indiana	8/xx/2003	Refinance	Primary	xxxxxxx	$88,000.00	$58,998.18
xxxxxxx	27162790	xxxxxxx	3	N/A			3	* Application Missing (Lvl 3) "The loan file is missing the initial loan application." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The loan file did not contain the Affiliated Business Disclosure; Lender's Service Provider disclosure on page 1065 states an affiliation with GMAC Mortgage Corporation."* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."		No	Yes		Connecticut	5/xx/2008	Purchase	Primary	xxxxxxx	$263,900.00	$214,125.88
xxxxxxx	27162794	xxxxxxx	3	N/A			3
* Missing Appraisal (Lvl 3)     "The loan file is missing the appraisal."
* Final 1003 is Missing (Lvl 3)
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The loan file is missing a HUD."
* Missing credit report (Lvl 3)     "The loan file is missing a credit report."
* Application Missing (Lvl 3)     "The loan file is missing the initial application."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file is missing a GFE."
* Right of Rescission missing or unexecuted (Lvl 3)     "The loan file is missing the ROR."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file is missing a Notice of Servicing Transfer disclosure."
* Transmittal (1008) is Missing (Lvl 3)     "The loan file is missing the 1008."* Missing initial TIL disclosure (Lvl 2)     "The loan file is missing the initial TIL and unable to test for timing of disclosure date. The Statute of limitations has expired; downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	No		Florida	8/xx/2007	Cash Out	Primary	xxxxxxx	$100,000.00	$83,462.50
xxxxxxx	26389401	xxxxxxx	3	N/A			3
* Final Application is missing (Lvl 3)     "The final application is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3)     "The final Transmittal (1008) is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The Notice of Servicing Transfer is missing from the loan file."
* Right of Rescission missing or unexecuted (Lvl 3)     "The Right of Rescission is missing from the loan file."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The Good Faith Estimate is missing from the loan file."
* Missing Appraisal (Lvl 3)     "The loan file is missing the Appraisal."
* Mortgage - Missing required ARM Rider (Lvl 3)     "The loan is missing the ARM Rider.

."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the loan program disclosure; loan was NegAm ARM with PPP."* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	Yes		Texas	3/xx/2003	Refinance	Primary	xxxxxxx	$130,219.00	$99,593.50
xxxxxxx	26389413	xxxxxxx	3	N/A			3
* Prepayment Rider Missing (Lvl 3)     "The loan file did not include the Prepayment Rider."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the loan program disclosure; loan was with PPP."
* Application Missing (Lvl 3)     "The initial loan application is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3)     "The Transmittal (1008) is missing from the loan file."
* Final 1003 is Missing (Lvl 3)     "The final application is missing from the loan file."* Missing initial TIL disclosure (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	Yes		Hawaii	3/xx/2005	Cash Out	Primary	xxxxxxx	$314,392.73	$344,080.92
xxxxxxx	34285969	xxxxxxx	3	N/A			3
* ComplianceEase State/Local Predatory Test Failed (Lvl 3)     "This loan failed the home loan grace period test. (NJ AB 75, § 4. d.), (NJ SB 279, § 3.) The home loan charges a late payment fee assessed on a payment past due for 10 days, which is less than the allowed minimum of 15 days."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The Good Faith Estimate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The Notice of Servicing Transfer is missing from the loan file."
* Application Missing (Lvl 3)     "The initial loan application is missing from the loan file."
* Transmittal (1008) is Missing (Lvl 3)     "The Transmittal (1008) is missing from the loan file."* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. (12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4)) The annual percentage rate (APR) is 6.877%. The disclosed APR of 5.190% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The TILA APR Test reflects 5.190% whereas the comparison data reflects 6.877% resulting in an undisclosed 1.687%. Further, this loan failed the TILA rescission finance charge test. (12 CFR §1026.23(g)(1), transferred from 12 CFR §226.23(g)(1)) The finance charge is $329,061.10. The disclosed finance charge of $217,643.54 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. The TILA Rescission Finance Charge Test indicated a loan data of $217,643.54 whereas the comparison data is $329,061.10 reflects an understated amount of $111,417.56. This loan also failed the TILA finance charge test. (12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1)) The finance charge is $329,061.10. The disclosed finance charge of $217,643.54 is not considered accurate because it is understated by more than $100. The TILA Finance Charge Test indicated a loan data of $329,061.10 whereas the comparison data is $121,527.41 reflects an understated amount of $111,417.560.  The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	Yes		New Jersey	12/xx/2004	Cash Out	Primary	xxxxxxx	$247,941.46	$266,179.81
xxxxxxx	34138512	xxxxxxx	3	N/A			3
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file is missing the GFE."
* Final 1003 is Missing (Lvl 3)     "The loan file is missing the Final 1003."
* Missing Appraisal (Lvl 3)     "The loan file is missing the Appraisal."
* Missing Title evidence (Lvl 3)     "The loan file is missing the Title."
* Application Missing (Lvl 3)     "The initial application is missing."
* Transmittal (1008) is Missing (Lvl 3)     "The loan file is missing the Transmittal (1008)"
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file is missing the loan program disclosure and the loan is an ARM with a PPP."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file is missing the initial Servicing Tranfer Disclosure."
* Right of Rescission missing or unexecuted (Lvl 3)     "The loan file is missing the Right of Rescission."* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired; downgraded based on Client Compliance Profile."
										No	Yes		Florida	4/xx/2002	Cash Out	Primary	xxxxxxx	$97,750.00	$153,276.37
xxxxxxx	34285970	xxxxxxx	3	N/A			3	* Final 1003 is Missing (Lvl 3) "The loan file did not contain a Final 1003." * Right of Rescission missing or unexecuted (Lvl 3) "The loan file did not contain a Right of Rescission." * Good Faith Estimate missing or unexecuted (Lvl 3) "The loan file did not contain a Good Faith Estimate." * Notice of Servicing Transfer missing or unexecuted (Lvl 3) * Application Missing (Lvl 3) "The loan file did not contain an initial application." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "The loan file does not contain an Initial Escrow Account Disclosure."		No	Yes		Illinois	3/xx/2007	Refinance	Primary	xxxxxxx	$161,600.00	$139,665.14
xxxxxxx	34285974	xxxxxxx	3	N/A			3
* Right to receive copy of appraisal is Missing (Lvl 3)     "The loan is missing the Right to Receive Copy of Appraisal at least 3 days prior to consummation or applicable waiver."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan is missing the initial notice of servicing transfer dated 3/15/2010."
* Special information booklet is Missing (Lvl 3)     "The loan is missing the Buying Your Home: Settlement Costs and Helpful Information booklet for purchases."* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	Yes		Georgia	3/xx/2010	Purchase	Primary	xxxxxxx	$149,246.00	$102,221.40
xxxxxxx	34139015	xxxxxxx	3	N/A			3
* Application Missing (Lvl 3)     "The loan file is missing the initial loan application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan is missing the notice of servicing transfer."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The loan is missing the initial escrow account disclosure."
* Initial Good Faith Estimate is Missing (Lvl 3)     "The loan is missing the initial GFE of closing costs."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan is missing the final GFE of closing costs."* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	Yes		New Jersey	5/xx/2011	Purchase	Primary	xxxxxxx	$196,879.00	$216,308.61
xxxxxxx	34285987	xxxxxxx	3	N/A			3
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The loan file did not contain the Initial Escrow Account Disclosure."* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $161,968.58. The disclosed finance charge of $157,326.62 is not considered accurate because it is understated by more than $100.
This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $161,968.58. The disclosed finance charge of $157,326.62 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater.
The loan data reflects total fees of $157,326.62 with comparison data of $161,968.58 resulting in an over charge of $4,641.96. The statute of limitations has expired; downgraded based on Client Compliance Profile."
										No	Yes		Michigan	4/xx/2009	Refinance	Primary	xxxxxxx	$139,315.00	$122,813.95
xxxxxxx	34285998	xxxxxxx	3	N/A			3
* Evidence of Appraisal delivery (Lvl 3)     "The loan appears to be an HPML, and evidence that a  copy of a written appraisal with interior photos and  performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect may be cured by providing the rate lock date."
* Missing TRID RESPA Disclosures (Lvl 3)     "The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application."
* Transmittal (1008) is Missing (Lvl 3)     "The 1008 is missing."
* VA Loan Fees Not allowed  (Lvl 3)     "This loan failed the loan origination fee test. (VA Pamphlet 26-7, Chapter 8.02, VA State Deviation Chart (5/23/2017) ) The loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds 1% of the loan amount, or 1% of the unpaid principal balance if the loan is an Interest Rate Reduction Refinance Loan (IRRRL).
In addition to certain itemized fees and charges designated by VA guidelines, the lender may charge the veteran a flat charge not to exceed 1%. The lender's maximum allowable flat charge of 1% is intended to cover all of the lender's costs and services which are not reimbursable as "itemized fees and charges." The loan fails the origination test by $25.00. The following fees are included in the calculation: Settlement $650, CPL $25.00, and Underwiting $255.12"
* Special information booklet is Missing (Lvl 3)     "The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date."
* Guaranty is Missing  (Lvl 3)     "VA Loan Guaranty Certificate is missing."
* ComplianceEase HPML/HCM Test is Incomplete (Lvl 3)     "This loan failed the date the rate was set validation test. ( 12 CFR &sect226.35(a)(1) as enacted in 2008 and amended in 2013 )This loan did not provide the date the rate was set, which is required for the Higher-Priced Mortgage Loan Finding. The defect may be cured by providing the rate lock date."
* Application Missing (Lvl 3)     "There is no evidence of an initial 1003. Unable to determine if the Loan Estimate was provided within 3-business days."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase of Transfer Taxes on 8/28/17 was not accepted because a reason for the increase was not provided. In addition, the loan failed the Charges that Cannot Increase more than 10% (12 CFR §1026.19(e)(3)(ii)) The increase of the following fees on 8/28/17 was not accepted because a valid reason was not provided: Title - Lender's Title Ins and Title - Settlement/Closing Fee. A cost to cure in the amount of $208.37 (Zero $3.40 + 10% $204.97). The defect can be cured by reimbursing the consumer or providing a reason for the increases. If reimbursing the consumer, the following documents are required: LOE to consumer, PCCD, copy of refund, proof of delivery (mailing label)."
* Missing evidence of TRID Disclosure Delivery (Lvl 3)     "This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued 8/28/17 and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, 8/28/17. If disclosure was delivered electronically, the E-consent is required as well."
* Missing TRID RESPA Disclosures (Lvl 3)     "The Service Provider List is missing. The defect can be cured by providing the disclosure. Failure to provide a Service Provider List is treated as not allowing the borrower to shop; as a result, the following fees were included in the 10% tolerance bucket Title - CPL, Title - Lender's Title Ins, and Title - Settlement/Closing Fee. The defect can be cured by providing the SPL."
										No	Yes		Alabama	8/xx/2017	Purchase	Primary	xxxxxxx	$90,512.00	$84,599.61
xxxxxxx	34286001	xxxxxxx	3	N/A			3	* Loan program disclosure missing or unexecuted (Lvl 3) "The loan file did not contain the loan program disclosure; loan was ARM." * Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3) "The loan file did not contain the CHARM Booklet and loan was ARM."		No	Yes		Illinois	7/xx/2002	Cash Out	Primary	xxxxxxx	$192,000.00	$122,504.70
xxxxxxx	34286009	xxxxxxx	3	N/A			3
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The loan file is missing the Initial Escrow Account Disclosure and the loan has escrows."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file is missing the notice of servicing transfer disclosure."
* Application Missing (Lvl 3)     "The loan file is missing the initial application."
* Missing Appraisal (Lvl 3)     "The loan file is missing the appraisal."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The loan file did not contain the initial Affiliated Business Disclosure; the final affiliated business disclosure is located on page 1249."* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $87,031.62. The disclosed finance charge of $86,438.69 is not considered accurate because it is understated by more than $100. The loan data reflects $86,438.69 with comparison data of $87,031.62 resulting in a variance of $592.93. The statute of limitations has expired; downgraded based on Client Compliance Profile."
										No	Yes		Indiana	4/xx/2009	Refinance	Primary	xxxxxxx	$136,980.00	$80,104.18
xxxxxxx	34286010	xxxxxxx	3	N/A			3
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file is missing missing the Notice of Servicing Transfer Disclosure."* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $69,222.79. The disclosed finance charge of $67,845.68 is not considered accurate because it is understated by more than $100. The loan data reflects $67,845.68 with comparison data of $69,222.79 resulting in a variance of $1,377.11. This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 7.360%. The disclosed APR of 6.933% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The loan data reflects the APR of 6.933% with comparison data of 7.360% resulting in an under disclosed APR of .427%. The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	Yes		Michigan	8/xx/2009	Purchase	Primary	xxxxxxx	$54,843.00	$43,081.55
xxxxxxx	26553493	xxxxxxx	3	N/A			3	* Application Missing (Lvl 3) "The loan file is missing the initial loan application." * Prepayment Rider Missing (Lvl 3) "The note reflects a prepayment penalty, however, the loan file is missing the prepayment penalty rider to the mortgage." * Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The loan file is missing the initial notice of servicing transfer."* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."		No	Yes		Virginia	7/xx/2006	Cash Out	Primary	xxxxxxx	$140,000.00	$147,176.22
xxxxxxx	34285844	xxxxxxx	3	N/A			3
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The loan file did not include the HUD and no alternative documents were available to complete the compliance testing."
* Final 1003 is Missing (Lvl 3)     "The final loan application is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The Notice of Servicing Transfer is missing from the loan file."
* Application Missing (Lvl 3)     "The initial loan application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the loan program disclosure; loan was ARM with PPP."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Transmittal (1008) is Missing (Lvl 3)     "The Transmittal (1008) is missing from the loan file."
* Missing Appraisal (Lvl 3)     "The loan file is missing the Appraisal."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The initial Good Faith Estimate is missing from the loan file."* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	No		Florida	10/xx/2004		Primary	xxxxxxx	$180,000.00	$235,117.05
xxxxxxx	34285848	xxxxxxx	3	N/A			3	* Right of Rescission missing or unexecuted (Lvl 3) "The loan file is missing the Right of Rescission." * Application Missing (Lvl 3) "The loan file is missing the initial application." * Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The loan file is missing the Notice of Servicing Transfer Disclosure."		No	Yes		Alabama	12/xx/2005	Cash Out	Primary	xxxxxxx	$85,000.00	$103,936.67
xxxxxxx	34285862	xxxxxxx	3	N/A			3
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file is missing the initial good faith estimate."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the loan program disclosure; loan was NegAm ARM with PPP."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file is missing the Notice of Servicing Transfer disclosure."* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
										No	Yes		California	9/xx/2006	Refinance	Primary	xxxxxxx	$270,000.00	$203,273.00
xxxxxxx	34285874	xxxxxxx	3	N/A			3	* Loan program disclosure missing or unexecuted (Lvl 3) "The loan file did not contain the initial ARM loan program disclosure." * Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The loan file did not contain the servicing disclosure."		No	Yes		Maryland	8/xx/2004	Cash Out	Primary	xxxxxxx	$538,500.00	$430,594.99
xxxxxxx	34285878	xxxxxxx	3	N/A			3	* Loan program disclosure missing or unexecuted (Lvl 3) "The loan file did not contain the initial ARM loan program disclosure."		No	Yes		New Jersey	6/xx/2007	Cash Out	Primary	xxxxxxx	$180,000.00	$180,204.25
xxxxxxx	34285890	xxxxxxx	3	N/A			3
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file did not contain the servicing disclosure."* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $112,980.49. The disclosed finance charge of $105,904.95 is not considered accurate because it is understated by more than $100. The loan data reflects total fees of $105,904.95 with comparison data of $112,980.49 resulting in a difference of $7,075.54. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $112,980.49. The disclosed finance charge of $105,904.95 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. The loan data reflects total fees of $105,904.95 with comparison data of $112,980.49 resulting in a difference of $7,075.54. This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4), transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 7.599%. The disclosed APR of 7.374% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The loan data reflects an APR of 7.374% with comparison data of 7.599% resulting in a difference of .225%. The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	Yes		Illinois	11/xx/2007	Refinance	Primary	xxxxxxx	$77,140.00	$69,264.95
xxxxxxx	34137540	xxxxxxx	3	N/A			3	* Good Faith Estimate missing or unexecuted (Lvl 3) "The loan file did not contain a Good Faith Estimate."		No	Yes		New Jersey	2/xx/2008	Purchase	Primary	xxxxxxx	$278,872.00	$303,204.40
xxxxxxx	26390556	xxxxxxx	3	N/A			3	* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The loan file did not contain a Notice of Servicing Transfer." * Application Missing (Lvl 3) "The loan file did not contain the initial Application." * Good Faith Estimate missing or unexecuted (Lvl 3) "The loan file did not contain a Good Faith Estimate."* Missing initial TIL disclosure (Lvl 2) "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired downgraded based on Client Compliance Profile."		No	Yes		Florida	3/xx/2006	Cash Out	Investor	xxxxxxx	$84,000.00	$89,330.56
xxxxxxx	34285928	xxxxxxx	3	N/A			3
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The notice of transfer discourse is missing."
* Missing Title evidence (Lvl 3)     "The loan file is missing the Final Title and Commitment."
* Final 1003 is Missing (Lvl 3)     "The loan file is missing the Final 1003."
* Missing Appraisal (Lvl 3)     "The loan file is missing the Appraisal."
* Mortgage missing / unexecuted (Lvl 3)     "The loan file is missing the Mortgage."
* Transmittal (1008) is Missing (Lvl 3)     "The 1008 is missing from the loan file."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The loan file did not include the HUD and no alternative documents were available to complete the compliance testing."
* Application Missing (Lvl 3)     "The loan file is missing the initial application."
* Appraisal not dated (Lvl 3)     "The loan file Appraisal is misisng."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file is missing the GFE."* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	No		Illinois	5/xx/2005			xxxxxxx	$225,634.00	$212,281.07
xxxxxxx	34285937	xxxxxxx	3	N/A			3
* Final 1003 is Missing (Lvl 3)     "The loan file did not contain a Final Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file did not contain a Notice of Servicing Transfer."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain a loan program disclosure with an interest-only provision."
* Transmittal (1008) is Missing (Lvl 3)     "The loan file is missing the Transmittal (1008)."
* Not all borrowers signed HUD (Lvl 3)     "The HUD-1 in the file is an estimate.  The loan file did not contain the Final signed HUD-1."
* Application Missing (Lvl 3)     "The loan file did not contain the initial Application."
* Missing Appraisal (Lvl 3)     "The loan file did not contain an Appraisal."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file did not contain a Good Faith Estimate."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The loan file did not contain an Initial Escrow Account Disclosure."* Final TIL Missing or Not Executed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile."
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	Yes		Tennessee	8/xx/2007	Refinance	Investor	xxxxxxx	$180,000.00	$210,431.33
xxxxxxx	34285958	xxxxxxx	3	N/A			3
* ROR not hand dated by borrower(s) (Lvl 3)     "The Right To Cancel is not executed by the borrower."
* Transmittal (1008) is Missing (Lvl 3)     "The Transmittal (1008) is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 3)
* Application Missing (Lvl 3)     "The initial loan application is missing from the loan file."
* Settlement date is different from note date (Lvl 3)     "Property is in an escrow state."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the loan program disclosure; loan was NegAm ARM with PPP."
* Mortgage - Missing required ARM Rider (Lvl 3)     "The loan file is missing the ARM Rider."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The Notice of Servicing Transfer is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The initial Good Faith Estimate is missing from the loan file."* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile."
										No	Yes		California	1/xx/2006	Cash Out	Primary	xxxxxxx	$376,000.00	$304,101.64
xxxxxxx	25637735	xxxxxxx	3	N/A			3	* Not all borrowers signed HUD (Lvl 3) "The HUD in file is not signed by the borrower or settlement agent." * Final 1003 is Missing (Lvl 3) "The loan file did not contain the final 1003."		No	Yes		California	6/xx/2004	Cash Out	Primary	xxxxxxx	$431,000.00	$422,168.38
xxxxxxx	25637909	xxxxxxx	3	N/A			3	* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3) "The loan file did not contain the CHARM Booklet and loan was an ARM." * Prepayment Rider Missing (Lvl 3) "The loan file did not contain a Prepayment Rider." * ROR Transaction date not consistent with Note and/or HUD (Lvl 3) "ROR transaction date 8/9/2004, Note date 8/5/2004, HUD settlement date 8/17/2004."		No	Yes		California	8/xx/2004	Cash Out	Primary	xxxxxxx	$290,000.00	$287,130.08
xxxxxxx	25638228	xxxxxxx	3	N/A			3	* Good Faith Estimate missing or unexecuted (Lvl 3) "The GFE is misisng." * Prepayment Rider Missing (Lvl 3) "The Prepayment Rider is misisng."		No	Yes		New Jersey	11/xx/2004	Cash Out	Primary	xxxxxxx	$253,500.00	$213,604.53
xxxxxxx	25638127	xxxxxxx	3	N/A			3	* Final Application is missing (Lvl 3) "The loan file did not contain the final loan application." * Transmittal (1008) is Missing (Lvl 3) "The loan file did not contain a 1008." * Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3) "The loan file did not contain the CHARM Booklet and loan was ARM." * Mortgage - Missing required ARM Rider (Lvl 3) "The loan file did not contain an ARM rider."		No	Yes		California	10/xx/2004	Cash Out	Primary	xxxxxxx	$255,000.00	$163,928.94
xxxxxxx	25638341	xxxxxxx	3	N/A			3	* Mortgage - Missing required ARM Rider (Lvl 3) "The loan file does not contain the ARM rider." * Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3) "The loan file is missing the CHARM booklet and loan was ARM." * Transmittal (1008) is Missing (Lvl 3) "The loan file is missing the 1008."		No	Yes		California	12/xx/2004	Cash Out	Primary	xxxxxxx	$371,300.00	$249,490.03
xxxxxxx	25638572	xxxxxxx	3	N/A			3	* Mortgage - Missing required ARM Rider (Lvl 3) "The note is an ARM but the mortgage did not have an ARM rider to the mortgage." * Prepayment Rider Missing (Lvl 3) "The note has a prepayment penalty but the mortgage did not have a prepayment penalty rider to the mortgage." * Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3) "The loan file did not contain the CHARM Booklet and loan was ARM."		No	Yes		California	2/xx/2005	Cash Out	Primary	xxxxxxx	$279,000.00	$171,914.91
xxxxxxx	25638557	xxxxxxx	3	N/A			3	* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3) "The loan file did not contain the CHARM Booklet and loan was ARM." * Prepayment Rider Missing (Lvl 3) "The note has a prepayment rider but the loan file is missing a prepayment rider to the mortgage."		No	Yes		California	2/xx/2005	Refinance	Primary	xxxxxxx	$330,000.00	$234,861.28
xxxxxxx	25638911	xxxxxxx	3	N/A			3
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file did not contain a Good Faith Estimate."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 3)     "The Right of Rescission was printed on 5/9/2005 and signed by the borrower on 5/10/2005."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file did not contain a Notice of Servicing Transfer."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the loan program disclosure; loan was Negative Amortization ARM with a Prepayment Penalty."* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	Yes		California	5/xx/2005	Cash Out	Primary	xxxxxxx	$577,500.00	$567,177.39
xxxxxxx	25638888	xxxxxxx	3	N/A			3
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file did not contain the Good Faith Estimate."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The file did not contain a Notice of Servicing Transfer."
* Not all borrowers signed HUD (Lvl 3)     "The HUD located in the loan file was not signed by the borrower or stamped Final or True and Certified by the closing agent."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the loan program disclosure; loan was ARM with Negative Amortization and a Prepayment Penalty."* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	Yes		California	5/xx/2005	Cash Out	Primary	xxxxxxx	$292,500.00	$190,750.62
xxxxxxx	25639067	xxxxxxx	3	N/A			3
* Prepayment Rider Missing (Lvl 3)     "The mortgage pre-payment rider is missing from the loan file."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file is missing the CHARM booklet."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The inital GFE is missing."
* Transmittal (1008) is Missing (Lvl 3)     "The 1008 is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The initial ARM and Pick-a-pay disclosures are missing from the file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The initial notice of servicing transfer is missing from the loan file."
* Final 1003 is Missing (Lvl 3)     "The loan file is missing the final 1003."
										No	Yes		California	6/xx/2005	Cash Out	Primary	xxxxxxx	$295,000.00	$224,592.23
xxxxxxx	25639625	xxxxxxx	3	N/A			3	* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3) "The CHARM booklet is missing from the loan file." * Not all borrowers signed HUD (Lvl 3) "The signature page of the HUD-1 Settlement Statement is missing from the loan file." * Mortgage - Missing required ARM Rider (Lvl 3) "The ARM rider is missing from the loan file." * Transmittal (1008) is Missing (Lvl 3) "The loan file is missing the 1008." * Good Faith Estimate missing or unexecuted (Lvl 3) "The GFE is missing from the loan file."		No	Yes		California	9/xx/2005	Refinance	Primary	xxxxxxx	$288,000.00	$181,122.57
xxxxxxx	25639719	xxxxxxx	3	N/A			3	* Prepayment Rider Missing (Lvl 3) "The loan file did not contain a Prepayment Penalty Rider to the Mortgage and the Note contains prepayment penalty terms for the first 36 months. A Prepayment Feature Acknowledgment was provided on page 516." * Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3) "The loan file did not contain the CHARM Booklet and loan was ARM."		No	Yes		California	9/xx/2005	Cash Out	Primary	xxxxxxx	$350,500.00	$297,795.74
xxxxxxx	25639653	xxxxxxx	3	N/A			3	* ROR Transaction date not consistent with Note and/or HUD (Lvl 3) "The loan is located in an Escrow State; however, the corrected transaction date and rescission date are not initialed by the Borrower." * Prepayment Rider Missing (Lvl 3) "The loan file did not contain a Prepayment Penalty Rider to the Mortgage and the Note contains prepayment penalty terms for the first 36 months. A Prepayment Feature Acknowledgment was provided on page 772." * Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3) "The loan file did not contain the CHARM Booklet and loan was ARM."		No	Yes		California	9/xx/2005	Cash Out	Primary	xxxxxxx	$150,000.00	$182,217.46
xxxxxxx	25639793	xxxxxxx	3	N/A			3	* Final 1003 is Missing (Lvl 3) "The loan file did not contain the final loan application." * Mortgage - Missing required ARM Rider (Lvl 3) "The loan file did not contain an ARM rider." * Transmittal (1008) is Missing (Lvl 3) "The loan file did not contain a 1008."* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2) "The loan file did not contain the CHARM Booklet and loan was ARM."		No	Yes		California	10/xx/2005	Cash Out	Primary	xxxxxxx	$296,000.00	$156,074.51
xxxxxxx	25640070	xxxxxxx	3	N/A			3
* Transmittal (1008) is Missing (Lvl 3)     "The loan file did not contain a 1008."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the loan program disclosure; loan was NegAm ARM with PPP."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was an ARM."
* Prepayment Rider Missing (Lvl 3)     "The loan file did not contain a Prepayment Rider."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file did not contain a Notice of Servicing Transfer."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 3)     "ROR transaction date 12/8/2005, Note date 11/16/2005, HUD settlement date 1214/2005."
										No	Yes		California	11/xx/2005	Cash Out	Primary	xxxxxxx	$383,000.00	$212,150.77
xxxxxxx	25640402	xxxxxxx	3	N/A			3	* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3) "The loan file is missing the CHARM booklet." * Prepayment Rider Missing (Lvl 3) "The loan file is missing the mortgage prepayment rider." * Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The loan file is missing the initial notice of servicing transfer." * Transmittal (1008) is Missing (Lvl 3) "The loan file is missing the 1008."* Loan program disclosure missing or unexecuted (Lvl 2) "The loan file is missing the inital ARM pick-a-pay disclosure."		No	Yes		Arizona	1/xx/2006	Cash Out	Primary	xxxxxxx	$192,000.00	$66,266.26
xxxxxxx	25640395	xxxxxxx	3	N/A			3	* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3) "The loan file did not contain the CHARM Booklet and loan was ARM." * Prepayment Rider Missing (Lvl 3) "The note has a prepayment penalty and the file is missing a prepayment penalty rider to the mortgage."		No	Yes		California	1/xx/2006	Cash Out	Primary	xxxxxxx	$303,800.00	$118,816.21
xxxxxxx	25640532	xxxxxxx	3	N/A			3
* Settlement date is different from note date (Lvl 3)     "The note and HUD-1 settlement date differ and the loan did not close in an escrow state."
* Prepayment Rider Missing (Lvl 3)     "The note has a prepayment penalty but the file is missing a prepayment rider to the mortgage."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was ARM."* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	Yes		Illinois	1/xx/2006	Cash Out	Primary	xxxxxxx	$180,000.00	$66,101.95
xxxxxxx	25640801	xxxxxxx	3	N/A			3	* Not all borrowers signed HUD (Lvl 3) "The loan file does not include the signature page of the HUD-1 Settlement Statement." * Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3) "The loan file is missing the CHARM booklet as required." * Mortgage - Missing required ARM Rider (Lvl 3) "The loan file is missing the ARM rider as required."		No	Yes		California	3/xx/2006	Cash Out	Primary	xxxxxxx	$558,750.00	$425,027.73
xxxxxxx	25641250	xxxxxxx	3	N/A			3
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the loan program disclosure; loan was NegAm ARM with PPP."
* Transmittal (1008) is Missing (Lvl 3)     "The loan file did not contain a 1008."
* Prepayment Rider Missing (Lvl 3)     "The loan file did not contain a Prepayment Rider."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was an ARM."
* Final 1003 is Missing (Lvl 3)     "The loan file is missing the Final 1003 application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file did not contain a Notice of Servicing Transfer."
										No	Yes		California	4/xx/2006	Cash Out	Primary	xxxxxxx	$372,000.00	$197,293.55
xxxxxxx	25641319	xxxxxxx	3	N/A			3
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file is missing a good faith estimate of closing costs."
* Prepayment Rider Missing (Lvl 3)     "The note has a prepayment penalty but the file is missing a prepayment penalty rider to the mortgage."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was ARM."* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	Yes		Florida	5/xx/2006	Cash Out	Primary	xxxxxxx	$232,500.00	$61,779.11
xxxxxxx	25641427	xxxxxxx	3	N/A			3
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was an ARM."
* Settlement date is different from note date (Lvl 3)     "Settlement date 5/xx/2006, Note date 5/xx/2006."
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan file did not contain a GFE."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file did not contain a Notice of Servicing Transfer."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the loan program disclosure; loan was NegAm ARM with PPP."
* Transmittal (1008) is Missing (Lvl 3)     "The loan file did not contain a 1008."
* Prepayment Rider Missing (Lvl 3)     "The loan file did not contain a Prepayment Rider."* ROR not hand dated by borrower(s) (Lvl 2)
										No	Yes		New Jersey	5/xx/2006	Cash Out	Primary	xxxxxxx	$183,750.00	$129,536.16
xxxxxxx	25637265	xxxxxxx	3	N/A			3	* Prepayment Rider Missing (Lvl 3) "The loan file is missing the Prepayment Rider to the Mortgage and the Note reflects a Prepayment Penalty."		No	Yes		California	5/xx/2003	Cash Out	Primary	xxxxxxx	$339,500.00	$339,613.85
xxxxxxx	25637321	xxxxxxx	3	N/A			3
* Prepayment Rider Missing (Lvl 3)     "The loan file is missing the Prepayment Rider to the Mortgage and the Note confirms a Prepayment Penalty."
* Final 1003 is Missing (Lvl 3)     "The loan file is missing the final loan application."* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $195,995.49. The disclosed finance charge of $193,262.80 is not considered accurate because it is understated by more than $100.
This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $195,995.49. The disclosed finance charge of $193,262.80 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. The TILA Finance Charge loan data is $193,262.80 and the comparison data is $195,995.49 for an under-disclosed amount of $2732.69.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
										No	Yes		California	7/xx/2003	Refinance	Primary	xxxxxxx	$210,350.00	$186,478.23
xxxxxxx	25637841	xxxxxxx	3	N/A			3
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan file did not contain a Notice of Servicing Transfer."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was an ARM."
* Final 1003 is Missing (Lvl 3)     "The loan file is missing the Final 1003 application."
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the loan program disclosure; loan was NegAm ARM with PPP."
* Prepayment Rider Missing (Lvl 3)     "The loan file did not contain a Prepayment Rider."
* Transmittal (1008) is Missing (Lvl 3)     "The loan file did not contain a 1008."
										No	Yes		California	7/xx/2004	Cash Out	Primary	xxxxxxx	$225,000.00	$243,098.29
xxxxxxx	25639241	xxxxxxx	3	N/A			3
* Loan program disclosure missing or unexecuted (Lvl 3)     "The loan file did not contain the loan program disclosure; loan was NegAm ARM with PPP."
* Prepayment Rider Missing (Lvl 3)     "The prepayment rider is not found in the file and there is a prepayment penalty on the note."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The loan file did not contain the CHARM Booklet and loan was ARM."
* Mortgage - Missing required ARM Rider (Lvl 3)     "The ARM rider is not found in the file and per the original note the loan is an ARM."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The Notice of Servicing Transfer is not found in the file."
										No	Yes		California	7/xx/2005	Cash Out	Primary	xxxxxxx	$270,000.00	$118,969.44
xxxxxxx	25638762	xxxxxxx	3	N/A			3	* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The loan file did not contain the Notice of Servicing Transfer." * Loan program disclosure missing or unexecuted (Lvl 3) "The loan file did not contain the loan program disclosure; loan was NegAm ARM with PPP." * Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3) "The loan file did not contain the CHARM Booklet and loan was ARM." * Prepayment Rider Missing (Lvl 3) "The loan file did not contain the PPP Rider."		No	Yes		California	4/xx/2005	Cash Out	Primary	xxxxxxx	$310,000.00	$270,213.15
xxxxxxx	25639728	xxxxxxx	3	N/A			3	* Final 1003 is Missing (Lvl 3) "The loan file did not contain the final 1003." * Mortgage - Missing required ARM Rider (Lvl 3) "The loan file did not contain the ARM rider to the mortgage."		No	Yes		California	9/xx/2005	Cash Out	Primary	xxxxxxx	$250,000.00	$168,882.37
xxxxxxx	25639900	xxxxxxx	3	N/A			3	* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The Notice of Servicing Transfer is not found in the file." * Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3) "The loan file did not contain the CHARM Booklet and loan was ARM." * Prepayment Rider Missing (Lvl 3) "The prepayment rider is not found in the file and per the original note there is a prepayment penalty." * Loan program disclosure missing or unexecuted (Lvl 3) "The loan file did not contain the loan program disclosure; loan was NegAm ARM with PPP."		No	Yes		California	10/xx/2005	Refinance	Primary	xxxxxxx	$412,500.00	$282,495.31
xxxxxxx	25640118	xxxxxxx	3	N/A			3	* Prepayment Rider Missing (Lvl 3) "The prepayment rider is missing from the mortgage." * Final 1003 is Missing (Lvl 3) "The final 1003 is missing." * Transmittal (1008) is Missing (Lvl 3) "The 1008 is missing from the loan file."		No	Yes		California	11/xx/2005	Cash Out	Primary	xxxxxxx	$360,000.00	$225,824.83
xxxxxxx	25640829	xxxxxxx	3	N/A			3	* Prepayment Rider Missing (Lvl 3) "The loan file did not contain the PPP Rider."		No	Yes		California	3/xx/2006	Cash Out	Primary	xxxxxxx	$199,500.00	$41,090.47
xxxxxxx	25641106	xxxxxxx	3	N/A			3
* Final 1003 is Missing (Lvl 3)     "The loan file is missing the final 1003."
* Transmittal (1008) is Missing (Lvl 3)     "The loan file is missing the 1008."
* Not all borrowers signed HUD (Lvl 3)     "The signature page of the HUD is missing from the loan file."
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)     "The CHARM booklet is missing from the loan file and is required on ARMs."
* Mortgage - Missing required ARM Rider (Lvl 3)     "The loan file is missing the ARM rider as required on ARM notes."* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $465,831.43. The disclosed finance charge of $396,478.92 is not considered accurate because it is understated by more than $100. TILA finance charge loan data is $396,478.92 and comparison data is $465,831.43 for an under disclosed amount of $69,352.51. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $465,831.43. The disclosed finance charge of $396,478.92 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 6.225%. The disclosed APR of 5.228% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. A difference of .997%. The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	Yes		California	4/xx/2006	Cash Out	Primary	xxxxxxx	$380,000.00	$309,310.23
xxxxxxx	25640959	xxxxxxx	3	N/A			3	* Prepayment Rider Missing (Lvl 3) "The loan file is missing the Prepayment Rider to the Mortgage and the Note reflects a Prepayment Penalty."		No	Yes		Florida	3/xx/2006	Cash Out	Primary	xxxxxxx	$120,000.00	$54,860.95
xxxxxxx	25641086	xxxxxxx	3	N/A			3
* Prepayment Rider Missing (Lvl 3)     "The loan file did not contain a Prepayment Penalty Rider to the Mortgage and the Note contains prepayment penalty terms for the first 36 months. A Prepayment Feature Acknowledgment was provided on page 760."
* Missing Appraisal (Lvl 3)     "The loan file does not contain a full appraisal for the subject transaction. Two Desk Reviews were provided on pages 42 and 1144, which reflect the original value as $xxx and final value as $xxx."
* Not all borrowers signed HUD (Lvl 3)     "The subject property is located in an Escrow State and the Final HUD-1 is not executed by the Borrowers or stamped "True and Certified" by the settlement agent."* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)
										No	Yes		California	4/xx/2006	Cash Out	Primary	xxxxxxx	$160,000.00	$79,369.53
xxxxxxx	25641196	xxxxxxx	3	N/A			3
* Special information booklet is Missing (Lvl 3)     "The subject loan is a purchase; however, the Special Information booklet is missing."
* Prepayment Rider Missing (Lvl 3)     "The prepayment rider to the mortgage is missing."
* Final 1003 is Missing (Lvl 3)     "The Final 1003 is missing."* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the initial TIL disclosure date test due to one of the following: ( 12 CFR §1026.17(b),1026.19(a) , transferred from 12 CFR §226.17(b) , 226.19(a) , as amended in 2009). The initial TIL disclosure date is not later than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction. The initial1003 wa dated 2/13/2006; however, the disclosures were dated either 3/22/2006 or 3/23/2006. The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	Yes		California	4/xx/2006	Purchase	Primary	xxxxxxx	$244,745.00	$136,069.57
xxxxxxx	25641148	xxxxxxx	3	N/A			3	* Prepayment Rider Missing (Lvl 3) "The prepayment rider was not found in the file and the original note has a prepayment penalty."		No	Yes		California	4/xx/2006	Cash Out	Primary	xxxxxxx	$300,000.00	$201,687.24
xxxxxxx	25645844	xxxxxxx	3	N/A			3
* Prepayment Rider Missing (Lvl 3)     "The prepayment rider to the mortgage is missing."
* Transmittal (1008) is Missing (Lvl 3)     "The 1008 is missing from the loan file."
* Missing Appraisal (Lvl 3)     "The appraisal is missing. The appraised value and the appraisal date was obtained from the Application/Commitment Recap on page 139."* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $568,785.93. The disclosed finance charge of $500,133.61 is not considered accurate because it is understated by more than $100. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $568,785.93. The disclosed finance charge of $500,133.61 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater. The loan data reflects $500,1331.61 whereas the comparison data reflects $568,785.93 resulting in an under disclosed amount of $68,652.32. The statute of limitations has expired downgraded based on Client Compliance Profile."
										No	Yes		New Jersey	5/xx/2007	Cash Out	Primary	xxxxxxx	$323,000.00	$318,886.32
xxxxxxx	23651534	xxxxxxx	3	N/A			3	* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "The Servicing Transfer Disclosure is missing from the loan file." * State Specific Disclosure (Lvl 3) "The following required state disclosure was missing from the loan file: FL Mortgage Loan Commitment." * Transmittal (1008) is Missing (Lvl 3) "The 1008 is missing from the loan file."		No	Yes		Florida	7/xx/2007	Cash Out	Primary	xxxxxxx	$129,360.00	$66,580.26
xxxxxxx	23651551	xxxxxxx	3	N/A			3
* Right of Rescission missing or unexecuted (Lvl 3)     "The loan file did not contain a ROR"
* Missing Appraisal (Lvl 3)     "The loan file did not contain the Appraisal"
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "The loan file did not include the HUD and no alternative documents were available to complete the compliance ease."
* State Specific Disclosure (Lvl 3)     "The loan file did not contain MA Addendum to Loan application/Attorney disclosure, MA License disclosure, MA flood Insurance Notice, MA Insurance Disclosure, MA License disclosure, MA Mortgage Loan Originator License disclosure, MA Mortgage Loan Rate Lock Commitment."
										No	No		Massachusetts	1/xx/2006	Refinance	Primary	xxxxxxx	$278,500.00	$209,978.25
xxxxxxx	34285988	xxxxxxx	3	N/A			3
* Good Faith Estimate missing or unexecuted (Lvl 3)     "The loan is missing the GFE."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "The loan is missing the Initial Escrow Account Disclosure."
* Initial Good Faith Estimate is Missing (Lvl 3)     "The loan is missing the unital GFE."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "The loan is missing the Notice of Servicing Transfer Disclosure."
* Transmittal (1008) is Missing (Lvl 3)     "The loan is missing the 1008."* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $203,393.27. The disclosed finance charge of $203,024.83 is not considered accurate because it is understated by more than $100. This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is 6.096%. The disclosed APR of 6.422% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method. The loan data reflects total fees of $203,024.83 with comparison data of $203,393.27 resulting in an over charge of $368.44. The loan data reflects an APR of 6.422% with comparison data of 6.096% resulting in an overage of 0.326%. The statute of limitations has expired; downgraded based on Client Compliance Profile."
										No	Yes		Pennsylvania	5/xx/2010	Purchase	Primary	xxxxxxx	$176,123.00	$142,063.02
xxxxxxx	34285985	xxxxxxx	2	N/A			2
* Missing initial TIL disclosure (Lvl 2)     "The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired; downgraded based on Client Compliance Profile."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $178,231.00. The disclosed finance charge of $172,942.82 is not considered accurate because it is understated by more than $100.
This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $178,231.00. The disclosed finance charge of $172,942.82 is not considered accurate for purposes of rescission because it is understated by more than 1/2 of 1 percent of the face amount of the note or $100, whichever is greater.
The loan data reflects total fees of $172,942.82 with comparison data of $178,231.00, resulting in a difference of $5,288.18. The statute of limitations has expired; downgraded based on Client Compliance Profile."
										No	Yes		Delaware	1/xx/2009	Refinance	Primary	xxxxxxx	$167,093.00	$143,177.89
xxxxxxx	24051133	xxxxxxx	1	N/A			1			No	Yes		Pennsylvania	8/xx/2011	Purchase	Primary	xxxxxxx	$164,000.00	$164,382.18
xxxxxxx	26390129	xxxxxxx	1	N/A			1			No	Yes		Wisconsin	10/xx/2003	Refinance	Primary	xxxxxxx	$219,000.00	$356,718.98